Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2022
Selected Statements of Operations Data [Abstract]
Schedule of revenues by geographic region
	Year ended December 31,
	2022	2021	2020

North America	$22,943	$21,777	$20,323
Asia (*)	12,513	14,686	15,190
Latin America	2,959	1,071	223
EMEA (including Israel)	7,636	2,748	1,826

	$46,051	$40,282	$37,562

Schedule of major customer data as a percentage of total revenues
	Year ended December 31,
	2022	2021	2020

A	49	52	53
B (*)	28	26	29
C	5	10	11

	82%	88%	93%

Schedule of long-lived assets
	Year ended December 31,
	2022	2021

Israel	$2,302	$1,730
United States	746	885
Other	419	453

Total long-lived assets (1)	$3,467	$3,068

Schedule of financial income, net
	Years ended December 31,
	2022	2021	2020

Financial Income:
Interest income	$1,778	$666	$1,133
Foreign currency exchange gain	1,313	250	878

	3,091	916	2,011

Financial expenses:
Bank charges	(16)	(15)	(15)
Foreign currency exchange loss	(1,059)	(547)	(1,186)

	(1,075)	(562)	(1,201)

	$2,016	$354	$810

Schedule of computation of basic and diluted net income (loss) per ordinary share
	Years ended December 31,
	2022	2021	2020
Numerator:

Numerator for basic net loss per Ordinary Share	$(2,257)	$(5,263)	$(3,992)

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net loss per Ordinary Share	$(2,257)	$(5,263)	$(3,992)

Denominator:

Denominator for basic net loss per Ordinary Share - weighted average number of Ordinary Shares	14,525,449	14,124,404	13,927,788

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Denominator for diluted net loss per Ordinary Share - adjusted weighted average number of Ordinary Shares	14,525,449	14,124,404	13,927,788